FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01700
                                    ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/07
                          --------



Item 1. Schedule of Investments.

Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 97.5%
    GOLD AND DIVERSIFIED RESOURCES 5.4%
    Anglo American PLC ...........................................   United Kingdom          233,051      $    16,054,832
    Anglo American PLC, ADR ......................................   United Kingdom          239,571            8,373,006
  a First Uranium Corp. ..........................................       Canada               25,600              293,393
a,b First Uranium Corp., 144A ....................................       Canada              544,800            6,243,762
    Freeport-McMoRan Copper & Gold Inc., B .......................    United States           77,211            9,086,190
  a Mvelaphanda Resources Ltd. ...................................    South Africa         2,650,000           21,041,779
    Oxiana Ltd. ..................................................      Australia          8,882,655           34,753,476
a,b Polymetal, GDR, 144A .........................................       Russia              250,000            1,707,500
                                                                                                          ----------------
                                                                                                               97,553,938
                                                                                                          ----------------
    GOLD EXPLORATION AND DEVELOPMENT 10.3%
  a Apex Silver Mines Ltd. .......................................       Bolivia             200,000            4,100,000
  a Aurizon Mines Ltd. ...........................................       Canada            1,800,000            7,702,574
  a AXMIN Inc. ...................................................       Canada              500,000              476,644
a,b AXMIN Inc., 144A .............................................       Canada            2,000,000            1,906,578
  a Banro Corp. ..................................................       Canada              350,000            4,745,260
  a Bendigo Mining Ltd. ..........................................      Australia         13,648,795            4,005,078
a,b Bendigo Mining Ltd., 144A ....................................      Australia          5,000,000            1,467,191
  a Centamin Egypt Ltd. ..........................................      Australia          2,000,000            2,838,682
a,b Centamin Egypt Ltd., 144A ....................................      Australia          5,000,000            7,096,706
a,b European Minerals Corp., 144A ................................       Canada           10,600,000           18,525,580
a,b European Minerals Corp., wts., 144A, 4/11/10 .................       Canada            5,300,000            5,276,983
  a Gabriel Resources Ltd. .......................................       Canada            1,500,000            4,051,478
a,b Gabriel Resources Ltd., 144A .................................       Canada            1,500,000            4,051,478
  a Great Basin Gold Ltd. ........................................       Canada            2,000,000            7,202,627
  a International Minerals Corp. .................................       Canada              700,000            4,152,103
  a International Minerals Corp., wts., 5/19/08 ..................       Canada              350,000              129,753
  a Ivanhoe Mines Ltd. ...........................................       Canada              490,000            6,741,976
a,b Ivanhoe Mines Ltd., 144A .....................................       Canada              918,600           12,639,142
a,b Jinshan Gold Mines Inc., 144A ................................       Canada            5,595,000           16,000,953
  a Metallica Resources Inc. .....................................       Canada              500,000            2,912,827
a,b Metallica Resources Inc., 144A ...............................       Canada              988,998            5,761,560
a,b Metallica Resources Inc., wts., 144A, 12/11/08 ...............       Canada              494,499            1,283,257
  a Miramar Mining Corp. .........................................       Canada            1,330,000            9,072,344
  a Nautilus Minerals Inc. .......................................       Canada              500,000            2,261,413
a,b Nautilus Minerals Inc., 144A .................................       Canada            1,278,000            5,780,172
a,b Nautilus Minerals Inc., wts., 144A, 2/15/09 ..................       Canada              639,000                   --
  a Nevsun Resources Ltd. ........................................       Canada              877,000            1,997,193
  a NovaGold Resources Inc. ......................................       Canada              200,000            3,760,000
  a Pan Australian Resources Ltd. ................................      Australia         30,600,000           30,643,337
  a Shore Gold Inc. ..............................................       Canada              375,000            1,807,277
  a Sino Gold Mining Ltd. ........................................      Australia          1,100,000            7,736,523
                                                                                                          ----------------
                                                                                                              186,126,689
                                                                                                          ----------------
    LONG LIFE GOLD MINES 51.9%
    Agnico-Eagle Mines Ltd. ......................................       Canada            1,300,000           73,957,000
  a Alamos Gold Inc. .............................................       Canada            1,246,400            9,611,050
a,b Alamos Gold Inc., 144A .......................................       Canada              400,000            3,084,419
    AngloGold Ashanti Ltd. .......................................    South Africa            62,530            2,925,059
    AngloGold Ashanti Ltd., ADR ..................................    South Africa         1,728,527           80,290,079


                                          Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    LONG LIFE GOLD MINES (CONTINUED)
    Barrick Gold Corp. ...........................................        Canada           2,946,283      $   130,019,469
  a Centerra Gold Inc. ...........................................        Canada             155,900            1,989,826
a,b Centerra Gold Inc., 144A .....................................        Canada           1,384,800           17,674,865
    Compania de Minas Buenaventura SA ............................         Peru              100,593            5,977,481
    Compania de Minas Buenaventura SA, ADR .......................         Peru            1,288,986           74,000,686
  a Gammon Gold Inc. .............................................        Canada           2,114,500           21,949,052
    Gold Fields Ltd. .............................................     South Africa          697,191           12,539,461
    Gold Fields Ltd., ADR ........................................     South Africa          854,528           15,441,321
    Goldcorp Inc. ................................................        Canada           1,260,625           44,370,902
    Goldcorp Inc. (USD Traded) ...................................        Canada           2,329,865           81,848,157
  a Goldcorp Inc., wts., 6/09/11 .................................        Canada               9,125              108,735
  a Harmony Gold Mining Co. Ltd. .................................     South Africa        1,443,000           16,331,869
  a Harmony Gold Mining Co. Ltd., ADR ............................     South Africa          600,000            6,720,000
  a Highland Gold Mining Ltd. ....................................    United Kingdom         524,000            1,361,581
  a Lihir Gold Ltd. ..............................................   Papua New Guinea     17,447,142           67,124,415
    Newcrest Mining Ltd. .........................................       Australia         5,303,618          160,074,963
    Newmont Mining Corp. .........................................     United States         720,714           36,655,514
    Randgold Resources Ltd., ADR .................................    United Kingdom       2,127,600           76,465,944
                                                                                                          ----------------
                                                                                                              940,521,848
                                                                                                          ----------------
    MEDIUM LIFE GOLD MINES 14.1%
  a Eldorado Gold Corp. ..........................................        Canada           2,645,000           18,462,610
a,b GBS Gold International Inc., 144A ............................        Canada           2,000,000            3,198,814
  a Golden Star Resources Ltd. ...................................        Canada             750,000            2,724,817
  a Golden Star Resources Ltd. (USD Traded) ......................        Canada             700,000            2,520,000
  b Hochschild Mining PLC, 144A ..................................    United Kingdom       1,850,000           17,997,819
    IAMGOLD Corp. ................................................        Canada           1,282,000           11,243,470
    Kingsgate Consolidated Ltd. ..................................       Australia         2,105,148           10,432,789
  a Kinross Gold Corp. ...........................................        Canada           3,513,012           69,508,595
  a SEMAFO Inc. ..................................................        Canada           4,725,000            6,255,958
a,b SEMAFO Inc., 144A ............................................        Canada           3,000,000            3,972,037
    Yamana Gold Inc. .............................................        Canada           2,779,193           41,918,979
    Yamana Gold Inc. (USD Traded) ................................        Canada           2,249,527           33,787,895
  b Yamana Gold Inc., 144A .......................................        Canada           2,300,000           34,691,240
                                                                                                          ----------------
                                                                                                              256,715,023
                                                                                                          ----------------
    PLATINUM & PALLADIUM 15.8%
    Anglo Platinum Ltd. ..........................................     South Africa          110,000           18,873,586
    Anglo Platinum Ltd., ADR .....................................     South Africa          571,138           95,922,627
  a Eastern Platinum Ltd. ........................................        Canada           3,100,000            9,620,803
    Impala Platinum Holdings Ltd. ................................     South Africa        2,050,000           76,971,609
    Impala Platinum Holdings Ltd., ADR ...........................     South Africa        1,542,400           57,300,160
    Lonmin PLC ...................................................    United Kingdom         350,000           24,999,049
  a Stillwater Mining Co. ........................................     United States         253,246            2,818,628
                                                                                                          ----------------
                                                                                                              286,506,462
                                                                                                          ----------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $673,620,084) .........                                          1,767,423,960
                                                                                                          ----------------


4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY            SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $25,027,426) 1.4%
    MONEY MARKET FUND 1.4%
  c Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 4.69% ..........................................     United States      25,027,426      $    25,027,426
                                                                                                          ----------------
    TOTAL INVESTMENTS (COST $698,647,510) 98.9% ..................                                          1,792,451,386
    OTHER ASSETS, LESS LIABILITIES 1.1% ..........................                                             19,610,651
                                                                                                          ----------------
    NET ASSETS 100.0% ............................................                                        $ 1,812,062,037
                                                                                                          ================

CURRENCY ABBREVIATION

USD - U.S. Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing for the twelve months ended October 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $168,360,056, representing 9.29% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


6 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

3. INCOME TAXES

At October 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $   731,827,971
                                                               ================

Unrealized appreciation ....................................   $ 1,077,105,376
Unrealized depreciation ....................................       (16,481,961)
                                                               ----------------
Net unrealized appreciation (depreciation) .................   $ 1,060,623,415
                                                               ================

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2007







                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer